SCHEDULE OF OTHER CURRENT PAYABLE (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Employee compensation payable		$ 131,335	$ 202,407
Interest payable		6,413	4,961
Other unit payments payable	[1]	568,774	3,151,509
Others		12,001	1,896
Total other current payables		$ 718,523	$ 3,360,773

[1]	Other unit payments payable primarily consist of loans due to Wuxi Jinbang, Beijing Lobo and Xia Xing.